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                                   UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D. C. 20549
                                      Form 13F
                                Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   3/31/2003

Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Marshall & Ilsley Trust Company N.A.
             (formerly known as M&I National Trust Company and successor to Marshall & Ilsley Trust Company, 13F file no. 28-273;
             Marshall & Ilsley Trust Company of Florida,
             13F file no. 28-4318;
             and Marshall & Ilsley Trust Company of Arizona,
             SEC file no. 28-4316)

Address:     1000 North Water Street
             Milwaukee, WI 53202

Form 13F File Number: 28-7680

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul H. Ewig
Title:     Executive Vice President and Chief Operating Officer
Phone:     (414) 287-7268

Signature, Place, and Date of Signing:

  /s/ Paul H. Ewig                      Milwaukee, WI           5/13/2003
      [Signature]                       [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number       Name
            28-272               Marshall & Ilsley Corporation